UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21437

Cohen & Steers REIT and Utility Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS REIT & UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

		Number of Shares	Value
COMMON STOCK	119.8%
ENERGY	1.4%
OIL & GAS REFINING & MARKETING	0.8%
Duke Energy Income Fund		172,600	$1,866,906
Duke Energy Income Fund, 144A (a)		350,000	3,785,730
Duke Energy Income Fund, 144A (a)		125,000	1,352,047
Williams Partners LP		115,900	4,182,831
			11,187,514
OIL & GAS STORAGE & TRANSPORATION	0.6%
DCP Midstream Partners LP		142,000	3,976,000
Magellan Midstream Holdings LP		75,700	1,703,250
Teekay LNG Partners LP		69,300	2,110,185
			7,789,435
TOTAL ENERGY			18,976,949
INTEGRATED TELECOMMUNICATIONS SERVICES	1.5%
Citizens Communications Co.		310,100	4,353,804
Fairpoint Communications		986,000	17,156,400
			21,510,204
REAL ESTATE	55.2%
CLOSED-END INVESTMENT COMPANY	0.4%
ProLogis European Properties		269,500	5,023,573
DIVERSIFIED	6.0%
Colonial Properties Trust		515,600	24,650,836
Entertainment Properties Trust		178,300	8,793,756
iStar Financial		433,000	18,056,100
Lexington Corporate Properties Trust		723,100	15,315,258
Spirit Finance Corp.		1,594,700	18,514,467
			85,330,417

		Number of Shares	Value

HEALTH CARE	9.4%
Health Care Property Investors		725,300	$22,520,565
Health Care REIT		467,500	18,704,675
Healthcare Realty Trust		258,000	9,909,780
Nationwide Health Properties		2,113,900	56,525,686
Senior Housing Properties Trust		477,500	10,189,850
Ventas		400,000	15,416,000
			133,266,556
HOTEL	3.6%
Ashford Hospitality Trust		705,900	8,421,387
DiamondRock Hospitality Co.		940,100	15,615,061
Hospitality Properties Trust		342,800	16,180,160
Strategic Hotels & Resorts		547,800	10,890,264
			51,106,872
INDUSTRIAL	1.1%
First Industrial Realty Trust		322,700	14,198,800
ING Industrial Fund (Australia)		1,070,129	1,882,258
			16,081,058
MORTGAGE	2.3%
Newcastle Investment Corp.		1,164,400	31,916,204
OFFICE	15.2%
American Financial Realty Trust		462,500	5,161,500
Brandywine Realty Trust		763,937	24,866,149
Duke Realty Corp.		442,800	16,538,580
Equity Office Properties Trust		1,539,600	61,214,496
Highwoods Properties		382,200	14,221,662
HRPT Properties Trust		1,691,800	20,217,010
Liberty Property Trust		738,600	35,297,694
Mack-Cali Realty Corp.		435,200	22,543,360
Parkway Properties		98,500	4,579,265
Reckson Associates Realty Corp.		243,600	10,426,080
			215,065,796

		Number of Shares	Value

RESIDENTIAL	8.6%
APARTMENT	8.4%
American Campus Communities		293,500	$7,487,185
Apartment Investment & Management Co.		471,200	25,637,992
Education Realty Trust		487,900	7,201,404
GMH Communities Trust		595,400	7,513,948
Home Properties		754,200	43,110,072
Mid-America Apartment Communities		182,700	11,184,894
United Dominion Realty Trust		551,100	16,643,220
			118,778,715
MANUFACTURED HOME	0.2%
Sun Communities		75,000	2,397,000
TOTAL RESIDENTIAL			121,175,715
SELF STORAGE	2.7%
Extra Space Storage		628,500	10,879,335
Sovran Self Storage		208,600	11,587,730
U-Store-It Trust		717,600	15,399,696
			37,866,761
SHOPPING CENTER	5.9%
COMMUNITY CENTER	2.8%
Cedar Shopping Centers		551,300	8,914,521
Inland Real Estate Corp.		753,500	13,201,320
New Plan Excel Realty Trust		328,200	8,877,810
Urstadt Biddle Properties—Class A		425,500	7,731,335
			38,724,986
FREE STANDING	1.4%
National Retail Properties		934,200	20,178,720
REGIONAL MALL	1.7%
Glimcher Realty Trust		305,500	7,570,290
Pennsylvania REIT		386,800	16,466,076
			24,036,366
TOTAL SHOPPING CENTER			82,940,072
TOTAL REAL ESTATE			779,773,024

		Number of Shares	Value

UTILITIES	61.7%
ELECTRIC UTILITIES	27.4%
Cleco Corp.		243,500	$6,145,940
DPL		112,900	3,061,848
E.ON AG (ADR)		358,096	14,205,668
Edison International		422,000	17,572,080
Entergy Corp.		441,500	34,538,545
Exelon Corp.		815,400	49,364,316
FirstEnergy Corp.		727,300	40,626,978
FPL Group		224,600	10,107,000
Hawaiian Electric Industries		263,900	7,141,134
ITC Holdings Corp.		167,300	5,219,760
Northeast Utilities		234,000	5,445,180
Pepco Holdings		990,800	23,947,636
Pinnacle West Capital Corp.		397,500	17,907,375
PPL Corp.		459,000	15,101,100
Progress Energy		1,398,900	63,482,082
Scottish and Southern Energy PLC		250,328	6,177,490
Scottish Power PLC (ADR)		114,807	5,575,028
Southern Co.		1,794,200	61,828,132
			387,447,292
GAS UTILITIES	0.2%
AGL Resources		74,500	2,719,250
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	11.3%
Duke Energy Corp.		4,183,140	126,330,828
TXU Corp.		536,100	33,516,972
			159,847,800

		Number of Shares	Value

MULTI UTILITIES	22.8%
Ameren Corp.		1,215,800	$64,182,082
Consolidated Edison		1,259,500	58,188,900
Dominion Resources		182,700	13,974,723
DTE Energy Co.		1,221,200	50,692,012
Energy East Corp.		92,100	2,184,612
NSTAR		341,374	11,388,237
PG&E Corp.		825,000	34,361,250
Public Service Enterprise Group		760,500	46,534,995
RWE AG		50,483	4,657,091
SCANA Corp.		126,100	5,078,047
TECO Energy		139,400	2,181,610
United Utilities PLC		92,301	1,219,244
Vectren Corp.		77,900	2,091,615
Xcel Energy		1,201,200	24,804,780
			321,539,198
TOTAL UTILITIES			871,553,540
TOTAL COMMON STOCK (Identified cost—$1,419,425,784)			1,691,813,717
PREFERRED SECURITIES—$25 PAR VALUE	16.6%
BANK	0.4%
Colonial Capital Trust IV, 7.875%, due 10/1/33		74,100	1,882,881
U.S. Bancorp, Series B		160,000	4,136,000
Zions Capital Trust, 8.00%, Series B		10,000	257,400
			6,276,281
BANK—FOREIGN	0.1%
Northern Rock PLC, 8.00%, Series A		45,531	1,143,010
FINANCE	0.7%
Goldman Sachs Group, 6.116%, Series D (FRN)		80,000	2,075,200
HSBC USA, 4.9175%, Series G		76,500	1,965,668
MBNA Capital, 8.125%, Series D (TruPS)		105,142	2,698,995
MBNA Capital, 8.10%, due 2/15/33, Series E (TOPrS)		64,000	1,671,040
Morgan Stanley, 6.186%, Series A (FRN)		58,000	1,496,400
			9,907,303

		Number of Shares	Value

INSURANCE	1.4%
PROPERTY CASUALTY	0.5%
St Paul Capital Trust I, 7.60% (TruPS)		24,300	$617,949
Markel Corp., 7.50%, due 8/22/46		240,000	6,117,600
			6,735,549
PROPERTY CASUALTY—FOREIGN	0.4%
Arch Capital Group Ltd., 8.00%		125,000	3,325,000
XL Capital Ltd., 7.625%, Series B		85,900	2,195,604
			5,520,604
REINSURANCE—FOREIGN	0.5%
Everest Re Capital Trust, 7.85%, due 11/15/32		232,280	5,978,887
PartnerRE Capital Trust I		39,000	977,730
			6,956,617
TOTAL INSURANCE			19,212,770
MEDIA—DIVERSIFIED SERVICES	0.5%
Comcast Corp., 7.00%, due 9/15/55		185,000	4,662,000
Liberty Media Corp., 8.75%, due 2/1/30 (CBTCS)		32,100	803,142
Liberty Media Corp., 8.75%, due 2/1/30 (PPLUS)		54,000	1,350,540
			6,815,682
REAL ESTATE	12.9%
DIVERSIFIED	2.6%
Digital Realty Trust, 8.50%, Series A		19,000	493,050
Forest City Enterprises, 7.375%, Class A		519,000	13,338,300
iStar Financial, 7.875%, Series E		349,300	8,926,361
iStar Financial, 7.80%, Series F		14,900	381,142
iStar Financial, 7.65%, Series G		88,300	2,231,783
iStar Financial, 7.50%, Series I		250,000	6,277,500
LBA Realty Fund LP, 7.625%, Series B		194,600	3,624,425
Lexington Corporate Properties Trust, 8.05%, Series B		50,000	1,278,500
			36,551,061

		Number of Shares	Value

HEALTH CARE	2.8%
Health Care REIT, 7.875%, Series D		153,536	$3,953,552
Health Care REIT, 7.625%, Series F		305,600	7,856,976
LTC Properties, 8.00%, Series F		600,000	15,042,000
Omega Healthcare Investors, 8.375%, Series D		500,000	13,090,000
			39,942,528
HOTEL	1.5%
Ashford Hospitality Trust, 8.55%, Series A		40,000	1,030,000
Equity Inns, 8.00%, Series C		115,000	2,921,000
Highland Hospitality Corp., 7.875%, Series A		120,600	3,002,940
Host Hotels & Resorts, 8.875%, Series E		80,000	2,117,600
Innkeepers USA Trust, 8.00%, Series C		182,900	4,631,028
LaSalle Hotel Properties, 10.25%, Series A		50,000	1,281,000
LaSalle Hotel Properties, 8.00%, Series E		170,000	4,386,000
Strategic Hotels & Resorts, 8.25%, Series B		90,800	2,365,340
			21,734,908
INDUSTRIAL	0.1%
EastGroup Properties, 7.95%, Series D		35,068	903,001
OFFICE	3.2%
Alexandria Real Estate Equities, 8.375%, Series C		374,250	9,805,350
Brandywine Realty Trust, 7.50%, Series C		177,410	4,461,861
Brandywine Realty Trust, 7.375%, Series D		27,500	691,213
Corporate Office Properties Trust, 8.00%, Series G		8,000	205,760
Equity Office Properties Trust, 7.75%, Series G		24,800	629,920
Kilroy Realty Corp., 7.80%, Series E		99,500	2,601,925
Maguire Properties, 7.625%, Series A		388,500	9,580,410
SL Green Realty Corp., 7.625%, Series C		424,500	10,744,095
SL Green Realty Corp., 7.875%, Series D		227,650	5,802,798
			44,523,332
OFFICE/INDUSTRIAL	0.6%
PS Business Parks, 7.00%, Series H		55,959	1,398,975
PS Business Parks, 6.875%, Series I		246,900	6,016,953
PS Business Parks, 7.95%, Series K		65,000	1,703,000
			9,118,928

		Number of Shares	Value

RESIDENTIAL—APARTMENT	0.5%
Apartment Investment & Management Co., 9.375%, Series G		35,000	$928,200
Apartment Investment & Management Co., 8.00%, Series T		138,400	3,512,592
Apartment Investment & Management Co., 8.00%, Series V		47,200	1,202,656
Apartment Investment & Management Co., 7.875%, Series Y		34,000	860,200
Colonial Properties Trust, 8.125%, Series D		9,900	257,301
Mid-America Apartment Communities, 8.30%, Series H		38,100	971,931
			7,732,880
SHOPPING CENTER	1.6%
COMMUNITY CENTER	0.8%
Developers Diversified Realty Corp., 8.00%, Series G		26,500	679,725
Developers Diversified Realty Corp., 7.50%, Series I		300,700	7,637,780
Saul Centers, 8.00%, Series A		96,300	2,466,725
			10,784,230
REGIONAL MALL	0.8%
CBL & Associates Properties, 7.75%, Series C		114,710	2,970,989
CBL & Associates Properties, 7.375%, Series D		60,000	1,512,000
Cedar Shopping Centers, 8.875%, Series A		137,500	3,656,125
Mills Corp., 9.00%, Series C		109,200	2,304,120
Mills Corp., 8.75%, Series E		700	14,518
Mills Corp., 7.875%, Series G		41,100	797,751
			11,255,503
TOTAL SHOPPING CENTER			22,039,733
TOTAL REAL ESTATE			182,546,371
UTILITIES	0.1%
ELECTRIC UTILITIES	0.1%
Entergy Corp., 7.625%		24,800	1,349,616
MULTI UTILITIES	0.0%
Northern States Power Co., 8.00%, due 7/1/42 (PINES)		9,500	242,345
PSEG Funding Trust II, 8.75%, due 12/31/32		8,500	220,490
			462,835
TOTAL UTILITIES			1,812,451

		Number of Shares	Value

WIRELESS TELECOMMUNICATIONS SERVICES	0.5%
Telephone & Data Systems, 6.625%, due 3/31/45		30,100	$726,012
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		230,500	5,764,805
United States Cellular Corp., 7.50%, due 6/15/34		39,700	1,023,863
			7,514,680
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$232,456,577)			235,228,548
PREFERRED SECURITIES—CAPITAL SECURITIES	6.3%
AUTO	0.4%
Porsche International Finance PLC, 7.20%, due 2/28/49		6,000,000	5,887,500
BANK	0.2%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B		3,000,000	3,340,140
BANK—FOREIGN	0.6%
Washington Mutual Preferred Funding Cayman, 7.25%, due 3/29/49, Series A-1, 144A (a)		8,000,000	8,026,272
ELECTRIC UTILITIES	0.3%
DPL Capital Trust II, 8.125%, due 9/1/31		4,000,000	4,280,000
FINANCE	1.5%
CREDIT CARD	0.2%
Capital One Capital III, 7.686%, due 8/15/36		2,500,000	2,672,845
DIVERSIFIED FINANCIAL SERVICES	1.1%
Old Mutual Capital Funding, 8.00%, due 5/29/49 (Eurobond)		15,450,000	16,133,246
INVESTMENT BANKER/BROKER	0.2%
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R		2,000,000	2,131,272
TOTAL FINANCE			20,937,363
FOOD	0.8%
Dairy Farmers of America, 7.875%, 144A (a), (b)		50,000	4,892,440
Gruma S.A., 7.75%, due 12/29/49, 144A (a)		6,000,000	5,977,500
			10,869,940

		Number of Shares	Value

INSURANCE	1.3%
LIFE/HEALTH INSURANCE	0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A (a)		5,000,000	$5,134,385
MULTI-LINE	0.8%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B		9,000,000	9,398,925
AXA, 7.10%, due 5/29/49, (Eurobond)		2,000,000	2,039,300
			11,438,225
MUTUAL INSURANCE	0.1%
Liberty Mutual Group, 7.50%, due 8/15/36, 144A (a)		1,750,000	1,883,054
TOTAL INSURANCE			18,455,664
INTEGRATED OIL & GAS	0.7%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49, 7.75%		9,500,000	9,447,275
INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
Embarq Corp., 7.995%, due 6/1/36		3,000,000	3,186,042
REAL ESTATE	0.3%
BF Saul REIT, 7.50%, due 3/1/14		5,000,000	5,100,000
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$88,241,733)			89,530,196

		Principal Amount

CORPORATE BONDS	4.7%
CABLE TELEVISION	1.8%
Cablevision Systems Corp., 8.00%, due 4/15/12		$10,200,000	10,378,500
CSC Holdings, 7.875%, due 2/15/18		2,000,000	2,085,000
Rogers Cable, 8.75%, due 5/1/32		10,430,000	12,359,550
			24,823,050

			Principal Amount	Value

INDUSTRIAL	0.2%
ING Industrial Fund CLS, 7.00%, due 4/2/07 (b)		AUD	3,101,560	$2,405,316
INTEGRATED TELECOMMUNICATIONS SERVICES	1.2%
Citizens Communications Co., 9.00%, due 8/15/31		$15,500,000		16,701,250
MEDICAL—HOSPITALS	0.1%
Columbia/HCA, 7.50%, due 11/15/95			2,730,000	1,960,861
MULTI UTILITIES	0.7%
Dominion Resources, 7.50%, due 6/30/66			5,440,000	5,723,783
Dominion Resources Capital Trust I, 7.83%, due 12/1/27			2,000,000	2,082,850
TXU Corp., 6.55%, due 11/15/34, Series R			3,000,000	2,840,622
				10,647,255
OIL & GAS EXPLORATION & PRODUCTION	0.7%
Kerr-McGee Corp., 7.875%, due 9/15/31			8,000,000	9,711,008
TOTAL CORPORATE BONDS (Identified cost—$63,837,979)				66,248,740
COMMERCIAL PAPER	0.7%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$9,401,916)			9,403,000	9,401,916

TOTAL INVESTMENTS (Identified cost—$1,813,363,989)	148.1%			2,092,223,117

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%			20,341,155

LIQUIDATION VALUE OF PREFERRED SHARES	(49.5)%			(700,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $24.00 per share based on 58,858,135 shares of common stock outstanding)	100.0%			$ 1,412,564,272

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
AUD	Australia Dollar
CBTCS	Corporate Backed Trust Certificates
CLS	Convertible Loan Securities
FRN	Floating Rate Note
PINES	Public Income Notes
PPLUS	Preferred Plus Trust
REIT	Real Estate Investment Trust
TOPrS	Trust Originated Preferred Securities
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a)   Resale is restricted to qualified institutional investors; aggregate holdings equal 2.2% of net assets applicable to common shares.

(b)   Fair valued security. Total fair valued securities equals 0.5% of net assets applicable to common shares.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 28, 2006